Share-Based Payments - Share-Based Payment Plans of MFS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	$ 757	$ 540
MFS Investment Management Share-Based Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	529	387
Income tax expense (benefit)	$ (79)	$ (64)